Pension and Postretirement Benefit Plans - Analysis of Changes in Significant Investments Valued Using Significant Unobservable Inputs (Detail) (USD $) In Millions, unless otherwise specified							12 Months Ended								12 Months Ended								12 Months Ended
	Dec. 31, 2011 U.S. Qualified Pension Plans [Member]		Dec. 31, 2010 U.S. Qualified Pension Plans [Member]		Dec. 31, 2009 U.S. Qualified Pension Plans [Member]		Dec. 31, 2011 International Pension Plans [Member]		Dec. 31, 2010 International Pension Plans [Member]		Dec. 31, 2011 Fair value inputs Level 3 [Member] U.S. Qualified Pension Plans [Member]		Dec. 31, 2010 Fair value inputs Level 3 [Member] U.S. Qualified Pension Plans [Member]		Dec. 31, 2011 Fair value inputs Level 3 [Member] U.S. Qualified Pension Plans [Member] Private Equity Funds [Member]	Dec. 31, 2010 Fair value inputs Level 3 [Member] U.S. Qualified Pension Plans [Member] Private Equity Funds [Member]	Dec. 31, 2011 Fair value inputs Level 3 [Member] U.S. Qualified Pension Plans [Member] Other Funds [Member]	Dec. 31, 2010 Fair value inputs Level 3 [Member] U.S. Qualified Pension Plans [Member] Other Funds [Member]	Dec. 31, 2011 Fair value inputs Level 3 [Member] International Pension Plans [Member]		Dec. 31, 2010 Fair value inputs Level 3 [Member] International Pension Plans [Member]		Dec. 31, 2011 Fair value inputs Level 3 [Member] International Pension Plans [Member] Other Funds [Member]	Dec. 31, 2010 Fair value inputs Level 3 [Member] International Pension Plans [Member] Other Funds [Member]	Dec. 31, 2011 Fair value inputs Level 3 [Member] International Pension Plans [Member] Insurance Contracts [Member]	Dec. 31, 2010 Fair value inputs Level 3 [Member] International Pension Plans [Member] Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 12,005	[1],[2]	$ 10,596	[1],[2]	$ 9,977	[1]	$ 6,699	[2],[3]	$ 6,516	[3]	$ 1,585	[4]	$ 1,367	[4]	$ 899	$ 843	$ 465	$ 454	$ 766	[4]	$ 598	[4]	$ 215	$ 127	$ 366	$ 346
Assets held, end of year															(246)	45	24	21					(4)	(3)	8	12
Assets sold during the period															55	42	(6)
Purchases, sales and settlements, net															212	(31)	173	(10)					120	37	(12)	(10)
Transfer into/ (out of) level 3																							12	58	(15)	52
Exchange rate changes							203	[3]	(315)	[3]													6	(4)	19	(34)
Fair value of plan assets at end of year	$ 12,005	[1],[2]	$ 10,596	[1],[2]	$ 9,977	[1]	$ 7,118	[2],[3]	$ 6,699	[2],[3]	$ 1,585	[4]	$ 1,367	[4]	$ 920	$ 899	$ 656	$ 465	$ 766	[4]	$ 598	[4]	$ 349	$ 215	$ 366	$ 366

[1]	The unfavorable change in our U.S. qualified plans' projected benefit obligations funded status was largely driven by changes in interest rates and lower than expected asset returns, partially offset by plan contributions of $2.0 billion.
[2]	The U.S. qualified pension plans loan securities to other companies. Such securities may be onward loaned, sold or pledged by the other companies, but they may be required to be returned in a short period of time. We also require cash collateral from these companies and a maintenance margin of 103% of the fair value of the collateral relative to the fair value of the loaned securities. As of December 31, 2011, the fair value of collateral received was $2 million and, as of December 31, 2010, the fair value of collateral received was $581 million. The securities loaned continue to be included in the table above in Fair value of plan assets, and the securities-lending program for the pension plans will be discontinued in 2012.
[3]	The favorable change in our international plans' projected benefit obligations funded status was largely driven by changes in actuarial assumptions, partially offset by the weakening of the U.S. dollar against the U.K. pound and euro. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist and we have accrued liabilities on our consolidated balance sheet to reflect those plans that are not fully funded.
[4]	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E. Significant Accounting Policies: Fair Value).